Income Taxes - Schedule of US Federal Tax Statutory Rate Reconciles to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory rate	26.50%	35.00%	35.00%
State income taxes, net of federal income tax benefit		0.50%	1.00%
Costs and taxes related to foreign operations	(9.80%)	6.20%	10.70%
Foreign exchange gain (loss)	(2.20%)
Foreign tax rate differential	29.80%	(14.60%)	(25.00%)
Taxes provided on earnings due to Transactions	(22.30%)
Change in valuation allowance	(3.00%)	0.60%	(1.10%)
Change in accrual for tax uncertainties	(0.30%)	1.50%	1.60%
Deductible FTC	3.70%	(1.90%)	(3.20%)
Non Deductible Transaction Costs	(4.90%)	0.30%	2.50%
Impact of Transactions	(14.50%)
Capital gain (loss) rate differential	(8.60%)
Other	(0.40%)	(0.10%)	4.80%
Effective income tax rate	(6.00%)	27.50%	26.30%